Segmented Information - Schedule of Geographical Areas (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	$ 33,242	$ 31,075
Canada [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	23,238	22,466
Chile [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	7,146	6,077
Peru [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	1,477	1,305
United States [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	1,282	1,131
Other [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	$ 99	$ 96